Label	Element	Value
TKB CRITICAL TECHNOLOGIES 1 [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 25,000
Stock Issued During Period, Value, Other	us-gaap_StockIssuedDuringPeriodValueOther	0
Deemed capital contribution from sale of private placement warrants	wejo_DeemedCapitalContributionFromSaleOfPrivatePlacementWarrants	537,500
Excess fair value of anchor investor shares	wejo_ExcessFairValueOfAnchorInvestorShares	7,748,431
Accretion of Class A ordinary shares subject to redemption	wejo_AccretionOfClassOrdinarySharesSubjectToRedemption	(35,299,793)
Payments by Sponsor in excess of promissory note	wejo_PaymentsBySponsorInExcessOfPromissoryNote	5,012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	8,644,188
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	0
Retained Earnings [Member] | TKB CRITICAL TECHNOLOGIES 1 [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Stock Issued During Period, Value, Other	us-gaap_StockIssuedDuringPeriodValueOther	0
Deemed capital contribution from sale of private placement warrants	wejo_DeemedCapitalContributionFromSaleOfPrivatePlacementWarrants	0
Excess fair value of anchor investor shares	wejo_ExcessFairValueOfAnchorInvestorShares	697,601
Accretion of Class A ordinary shares subject to redemption	wejo_AccretionOfClassOrdinarySharesSubjectToRedemption	(27,687,038)
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	0
Payments by Sponsor in excess of promissory note	wejo_PaymentsBySponsorInExcessOfPromissoryNote	5,012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	8,644,188
Class B Ordinary Shares [Member] | TKB CRITICAL TECHNOLOGIES 1 [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	575
Stock Issued During Period, Value, Other	us-gaap_StockIssuedDuringPeriodValueOther	0
Deemed capital contribution from sale of private placement warrants	wejo_DeemedCapitalContributionFromSaleOfPrivatePlacementWarrants	0
Excess fair value of anchor investor shares	wejo_ExcessFairValueOfAnchorInvestorShares	0
Accretion of Class A ordinary shares subject to redemption	wejo_AccretionOfClassOrdinarySharesSubjectToRedemption	$ 0
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	5,750,000
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 0
Payments by Sponsor in excess of promissory note	wejo_PaymentsBySponsorInExcessOfPromissoryNote	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	$ 0
Shares, Outstanding	us-gaap_SharesOutstanding	0
Additional Paid-in Capital [Member] | TKB CRITICAL TECHNOLOGIES 1 [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 24,425
Stock Issued During Period, Value, Other	us-gaap_StockIssuedDuringPeriodValueOther	0
Deemed capital contribution from sale of private placement warrants	wejo_DeemedCapitalContributionFromSaleOfPrivatePlacementWarrants	537,500
Excess fair value of anchor investor shares	wejo_ExcessFairValueOfAnchorInvestorShares	7,050,830
Accretion of Class A ordinary shares subject to redemption	wejo_AccretionOfClassOrdinarySharesSubjectToRedemption	(7,612,755)
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	0
Payments by Sponsor in excess of promissory note	wejo_PaymentsBySponsorInExcessOfPromissoryNote	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	$ 0